Contract Liabilities	12 Months Ended
Dec. 31, 2025
Contract Liabilities
Contract Liabilities

15) Contract Liabilities

Contract Liabilities

The unfavorable contractual rights for charters associated with Fortaleza Knutsen and Recife Knutsen were obtained in connection with a step acquisition in 2008 that had unfavorable contractual terms relative to market as of the acquisition date. The Fortaleza Knutsen and the Recife Knutsen commenced on their 12 years’ fixed bareboat charters in March 2011 and August 2011, respectively. The unfavorable contract rights related to Fortaleza Knutsen and Recife Knutsen are amortized to bareboat revenues on straight-line basis over the 12 years’ contract period that expired in March 2023 and August 2023, respectively.

The unfavorable contractual rights for the time charter contract associated with Tuva Knutsen were obtained in connection with the acquisition in 2024 that had unfavorable contractual terms relative to market as of the acquisition date. The Tuva Knutsen commenced on its 5 year time charter in February 2021, with options to declare additional terms for up to a total of 10 years. The unfavorable contract rights related to the Tuva Knutsen are split between the firm contract period and the option period and both are amortized to time charter revenue on a straight-line basis over the remaining term of their estimated period and the option ending in January 2036.

The unfavorable contractual rights for the time charter contract associated with Live Knutsen were obtained in connection with an acquisition in 2025 that had unfavorable contractual terms relative to market as of acquisition date. The Live Knutsen commenced on its 5 year time charter contract in January 2022, with options to declare additional terms for up to a total of 6 years. The unfavorable contract rights related to the Live Knutsen are split between the firm contract period and the option period and both are amortized to time charter revenue on a straight-line basis over the remaining term of their estimated period and the option ending in December 2032.

The unfavorable contractual rights for the time charter contract associated with Daqing Knutsen were obtained in connection with an acquisition in 2025 that had unfavorable contractual terms relative to market as of acquisition date. The Daqing Knutsen commenced on its 5 year time charter contract in July 2022, with options to declare additional terms for up to a total of 5 years. The unfavorable contract rights related to the Daqing Knutsen are split between the firm contract period and the option period and both are amortized to time charter revenue on a straight-line basis over the remaining term of their estimated period and the option ending in July 2032.

	Unfavourable	Unfavourable	Unfavourable	Total
	contract rights	contract rights	contract rights	Contract
(U.S. Dollars in thousands)	Tuva Knutsen	Live Knutsen	Daqing Knutsen	liabilities
Contract liabilities, December 31, 2023	$—	$—	$—	$—
Additions	(27,628)	—	—	(27,628)
Amortization for the period	963	—	—	963
Contract liabilities, December 31, 2024	(26,665)	—	—	(26,665)
Additions	—	(24,463)	(24,754)	(49,217)
Amortization for the period	2,406	2,602	1,748	6,756
Contract liabilities, December 31, 2025	$(24,259)	$(21,861)	$(23,006)	$(69,126)

The following table presents the Partnership’s outstanding contract liabilities as of December 31, 2025.

(U.S. Dollars in thousands)
2026	$(9,024)
2027	(9,024)
2028	(9,024)
2029	(9,024)
2030 and thereafter	(33,030)
Total	$(69,126)

Accumulated amortization for contract liabilities was $7.7 million and $1.0 million as of December 31, 2025 and 2024, respectively.